Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of components of cash and cash equivalents

As at December 31	2022	2021
Bank balances	$34,748	$17,661
Short-term deposits	36,350	23,011
Total cash and cash equivalents	$71,098	$40,672